Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Common shares capital	Share premium	Foreign currency translation reserve	Accumulated deficit	Total for Company’s shareholders	Non- controlling interest	Total
Balance at Dec. 31, 2018			$ 2,378	$ 105	$ (2,082)	$ 401	$ 45	$ 446
Balance (in Shares) at Dec. 31, 2018	[1]
Issuance of shares			928			928		928
Issuance of shares for the acquisition of Eco Wave Power Ltd.
Issuance of shares for the acquisition of Eco Wave Power Ltd. (in Shares)	[1]	28,839,250
Issuance of share capital in a public offering		$ 76	11,873			11,949		11,949
Issuance of share capital in a public offering (in Shares)	[1]	6,355,594
Loss for the year					(1,995)	(1,995)	(34)	(2,029)
Other comprehensive income (loss)				74		74		74
Total comprehensive loss for the year				74	(1,995)	(1,921)	(34)	(1,955)
Balance at Dec. 31, 2019		$ 76	15,179	179	(4,077)	11,357	11	11,368
Balance (in Shares) at Dec. 31, 2019	[1]	35,194,844
Loss for the year					(1,959)	(1,959)	(11)	(1,970)
Other comprehensive income (loss)				1,397		1,397		1,397
Total comprehensive loss for the year				1,397	(1,959)	(562)	(11)	(573)
Balance at Dec. 31, 2020		$ 76	15,179	1,576	(6,036)	10,795		10,795
Balance (in Shares) at Dec. 31, 2020	[1]	35,194,844
Issuance of share capital in a public offering		$ 22	7,942			7,964		7,964
Issuance of share capital in a public offering (in Shares)	[1]	9,200,000
Loss for the year					(2,347)	(2,347)		(2,347)
Other comprehensive income (loss)				(1,679)		(1,679)		(1,679)
Total comprehensive loss for the year				(1,679)	(2,347)	(4,026)		(4,026)
Balance at Dec. 31, 2021		$ 98	$ 23,121	$ (103)	$ (8,383)	$ 14,733		$ 14,733
Balance (in Shares) at Dec. 31, 2021	[1]	44,394,844

[1]	Number of common shares is presented on a post-split basis.